SHARE CAPITAL - Disclosure of Number of Share Purchase Warrants (Details) - Warrants [Member]	12 Months Ended
	May 31, 2026 Share shares	May 31, 2025 Share shares
Disclosure of classes of share capital [line items]
Outstanding and exercisable at beginning of period	398,854	1,625,187
Issued | shares	1,605,021	493,076
Cancelled/Expired/Exercised	(413,241)	(1,719,409)
Outstanding and exercisable at end of period	1,590,634	398,854